Morgan Stanley Capital I Inc. - ABS-15G

Exhibit 99.5 Schedule 2

Rating Agency Exceptions Report: 1/29/2024

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXX	6485379	FL	Purchase	Non-Owner Occupied	Single Family Detached	0	1.0234	739	80.00%	XXXXXX	XXXXXX	Credit	Closing Disclosure	The Final HUD-1 Settlement Statement is missing from the loan file.	08/13/22: Documentation provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
1
XXXXXX	6485411	FL	Purchase	Non-Owner Occupied	Condo Attached	0	0.89	716	75.00%	XXXXXX												A	A	A	A
1